Expense Example {- Fidelity Global Commodity Stock Fund} - 10.31 Fidelity Global Commodity Stock Fund - AMCIZ PRO-14 - Fidelity Global Commodity Stock Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Global Commodity Stock Fund: Class A
Expense Example:
1 year	$ 693
3 years	943
5 years	1,212
10 years	1,978
Fidelity Advisor Global Commodity Stock Fund: Class M
Expense Example:
1 year	499
3 years	813
5 years	1,150
10 years	2,099
Fidelity Advisor Global Commodity Stock Fund: Class C
Expense Example:
1 year	300
3 years	618
5 years	1,062
10 years	2,104
Fidelity Advisor Global Commodity Stock Fund: Class I
Expense Example:
1 year	95
3 years	296
5 years	515
10 years	1,143
Fidelity Advisor Global Commodity Stock Fund: Class Z
Expense Example:
1 year	82
3 years	255
5 years	444
10 years	$ 990